Cash, Cash Equivalents and Short-term Investments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash and cash equivalents:
Cash	$ 2,690,768	$ 2,423,703
Short-term investments:
Bank time deposits	268,233	603,838
Wealth management products	212,195	107,224
Subtotal	480,428	711,062
Total cash, cash equivalents and short-term investments	3,171,196	3,134,765
Interest income	105,434	77,280	$ 85,829
Interest income on Cash, Cash Equivalents and Short term Investments	$ 87,200	$ 46,100	$ 52,300
Maximum maturity period of time deposits and wealth management products	1 year